Segment information (Tables)	12 Months Ended
Mar. 31, 2026
Schedule of Segment Reporting Information, by Segment
Summarized segment information for the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026:

	Fiscal year ended March 31, 2024
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total
	(In millions)
Net interest income/(expense) (external)	Rs.	624,203.3	Rs.	249,868.7	Rs.	265,306.7	Rs.	86,474.6	Rs.	22,150.1	Rs.	1,248,003.4
Net interest income/(expense) (internal)		178,794.9		65,798.9		(244,593.8)		—		—		—
Net interest revenue		802,998.2		315,667.6		20,712.9		86,474.6		22,150.1		1,248,003.4
Non-interest revenue		276,151.7		24,303.9		11,784.3		418,250.0		8,441.0		738,930.9
Less: Provision for credit losses		118,900.0		14,163.1		—		—		—		133,063.1

Total revenue, net		960,249.9		325,808.4		32,497.2		504,724.6		30,591.1		1,853,871.2

Salaries and staff benefits		(246,954.5)		(23,096.5)		(2,232.5)		(6,105.9)		(10,386.6)		(288,776.0)
Other than salaries and staff benefits expense		(301,798.6)		(61,638.6)		(4,045.7)		(105,692.1)		(4,495.4)		(477,670.4)
Claims and benefits paid pertaining to insurance business		—		—		—		(381,965.8)		—		(381,965.8)
Total non-interest expense		(548,753.1)		(84,735.1)		(6,278.2)		(493,763.8)		(14,882.0)		(1,148,412.2)

Income before income tax	Rs.	411,496.8	Rs.	241,073.3	Rs.	26,219.0	Rs.	10,960.8	Rs.	15,709.1	Rs.	705,459.0

Less: Income tax expense											Rs.	77,827.1

Net income before noncontrolling interest											Rs.	627,631.9
Segment assets:
Segment total assets	Rs.	23,256,928.8	Rs.	13,133,744.0	Rs.	2,731,823.5	Rs.	4,387,398.1	Rs.	608,678.6	Rs.	44,118,573.0

	Fiscal year ended March 31, 2025
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total
	(In millions)
Net interest income/(expense) (external)	Rs.	956,355.0	Rs.	169,440.6	Rs.	144,728.0	Rs.	133,733.0	Rs.	229.0	Rs.	1,404,485.6
Net interest income/(expense) (internal)		16,464.5		116,723.3		(133,187.8)		—		—		—
Net interest revenue		972,819.5		286,163.9		11,540.2		133,733.0		229.0		1,404,485.6
Non-interest revenue		305,210.1		52,654.6		42,448.9		521,983.0		44,726.0		967,022.6
Less: Provision for credit losses		190,309.5		(8,929.4)		—		—		—		181,380.1

Total revenue, net		1,087,720.1		347,747.9		53,989.1		655,716.0		44,955.0		2,190,128.1

Salaries and staff benefits		(263,810.0)		(11,863.1)		(2,249.6)		(8,544.0)		(12,785.0)		(299,251.7)
Other than salaries and staff benefits expense		(330,405.2)		(64,844.2)		(386.5)		(93,757.2)		(7,070.0)		(496,463.1)
Claims and benefits paid pertaining to insurance business		—		—		—		(532,867.1)		—		(532,867.1)

Total non-interest expense		(594,215.2)		(76,707.3)		(2,636.1)		(635,168.3)		(19,855.0)		(1,328,581.9)

Income before income tax	Rs.	493,504.9		271,040.6		51,353.0		20,547.7		25,100.0	Rs.	861,546.2

Less: Income tax expense											Rs.	175,014.9

Net income before noncontrolling interest											Rs.	686,531.3

Segment assets:
Segment total assets	Rs.	25,660,856.3	Rs.	13,784,529.5	Rs.	3,204,355.4	Rs.	4,917,053.5	Rs.	620,876.4	Rs.	48,187,671.1

	Fiscal year ended March 31, 2026
	Retail Banking	Wholesale Banking	Treasury Services	Insurance Services	Others	Total	Total
	(In millions)
Net interest income/(expense) (external)	Rs. 929,003.1	Rs. 267,310.9	Rs. 142,885.1	Rs. 159,995.4	Rs. 575.0	Rs. 1,499,769.5	US$	15,983.8
Net interest income/(expense) (internal)	158,428.8	(50,901.0)	(107,527.8)	—	—	—		—
Net interest revenue	1,087,431.9	216,409.9	35,357.3	159,995.4	575.0	1,499,769.5		15,983.8
Non-interest revenue	327,888.0	57,346.6	27,876.4	532,571.0	50,166.0	995,848.0		10,613.3
Less: Provision for credit losses	178,818.2	(10,546.0)	—	—	—	168,272.2		1,793.4

Total revenue, net	1,236,501.7	284,302.5	63,233.7	692,566.4	50,741.0	2,327,345.3		24,803.7

Salaries and staff benefits	(279,981.4)	(11,832.8)	(2,746.5)	(10,171.0)	(13,863.0)	(318,594.7)		(3,395.4)
Other than salaries and staff benefits expense	(369,271.4)	(49,347.6)	(912.6)	(72,639.4)	(7,602.0)	(499,773.0)		(5,326.4)
Claims and benefits paid pertaining to insurance business	—	—	—	(569,949.7)	—	(569,949.7)		(6,074.3)

Total non-interest expense	(649,252.8)	(61,180.4)	(3,659.1)	(652,760.1)	(21,465.0)	(1,388,317.4)		(14,796.1)

Income before income tax	587,248.9	223,122.1	59,574.6	39,806.3	29,276.0	Rs. 939,027.9		10,007.6

Less: Income tax expense						Rs. 211,931.5		2,258.7

Net income before noncontrolling interest						727,096.4		7,748.9

Segment assets:
Segment total assets	Rs.27,153,852.1	Rs.15,411,233.5	Rs.4,218,859.4	Rs.5,202,353.0	Rs.634,895.2	Rs.52,621,193.2	US$	560,814.2